Derivative Financial Instruments and Hedging Transactions	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Transactions
(10)	Derivative Financial Instruments and Hedging Transactions

The Company is exposed to certain risks relating to its ongoing business operations. The primary risk managed by using derivative instruments is interest rate risk. Interest rate swaps are entered into to manage interest rate risk associated with certain of the Company’s fixed-rate loans. The Company has also entered into interest rate swap contracts with certain of its customers. To hedge the associated risk, the Company has entered into reciprocal interest rate swap agreements with a third party.

ASC 815, Derivatives and Hedging, requires companies to recognize all derivative instruments as either assets or liabilities at fair value on the balance sheet. As of December 31, 2014 and 2013, the approximate fair values and notional amounts of the Company’s derivative instruments, as well as their location on the consolidated balance sheet, are included in the table below.

December 31, 2014	Balance Sheet Location	Fair Value	Notional Amount
Interest rate swaps designated as fair value hedges	Other Liabilities	$(417)	16,674
Interest rate swaps with customers	Other Liabilities	$(7)	9,646
Reciprocal interest rate swaps	Other Assets	$7	9,646

December 31, 2013	Balance Sheet Location	Fair Value	Notional Amount
Interest rate swaps designated as fair value hedges	Other Assets	$62	17,264
Interest rate swaps with customers	Other Liabilities	$(352)	10,018
Reciprocal interest rate swaps	Other Assets	$352	10,018

During the year ended December 31, 2014, the Company recognized a loss of approximately $128,000 related to the ineffective portion of derivatives designated as fair value hedges. During the year ended December 31, 2013, the Company recognized a gain of approximately $16,000 related to the ineffective portion of derivatives designated as fair value hedges. The gain and loss are included in other income on the consolidated statement of earnings. There were no gains or losses recognized on fair value hedges during the year ended December 31, 2012.